Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the movement of the carrying value of the Group’s equity investments accounted for using the measurement alternative for the year ended December 31, 2020, 2021 and 2022:

	As of December 31,
	2020	2021	2022
	(RMB in thousands)
Long-term investment at the beginning of the year	344,362	264,151	212,700
Addition	—	16,700	—
Disposal	(23,310)	(67,475)	—
Unrealized upward adjustments	19,059	—	—
Impairment	(69,156)	—	—
Foreign currency translation adjustments	(6,804)	(676)	—
Long-term investment at the end of the year	264,151	212,700	212,700